Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Oaktree Funds
Central Index Key	0001618737
Amendment Flag	false
Document Creation Date	Feb. 23, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Oaktree High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	OHYIX
Oaktree High Yield Bond Fund | Advisor Class
Prospectus:
Trading Symbol	OHYDX